Income Taxes - Reconciliation of Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected federal income tax expense at statutory tax rate									$ 1,853	$ 1,110	$ 911
Effect of nontaxable interest income									(345)	(452)	(458)
Effect of nontaxable bank owned life insurance income									(164)	(117)	(114)
Effect of Qualified Zone Academy Bond (QZAB)										(114)	(109)
State taxes on income, net of federal benefit									59	59	59
Other tax credits									(243)	(128)	(80)
Deferred tax asset revaluation									980
Non-deductible expenses									8	4	65
Income tax expense (benefit)	$ 1,159	$ 486	$ 368	$ 135	$ 260	$ 41	$ 15	$ 46	$ 2,148	$ 362	$ 274
Effective tax rate (benefit)									39.40%	11.10%	10.20%